3. Loans (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Impaired loans
Unpaid contractual principal balance	$ 22,659	$ 24,126	$ 26,129
Recorded investment with no allowance	495	511	2,042
Recorded investment with allowance	20,848	22,282	22,599
Recorded investment in impaired loans	21,343	22,793	24,641
Related allowance	996	1,098	1,199
Average outstanding impaired loans	21,895	23,621	26,015
Year-to-date interest income recognized	1,344	1,342	1,362
Construction and land development
Impaired loans
Unpaid contractual principal balance	183	281	282
Recorded investment with no allowance	0	0	0
Recorded investment with allowance	183	279	277
Recorded investment in impaired loans	183	279	277
Related allowance	7	5	6
Average outstanding impaired loans	231	327	253
Year-to-date interest income recognized	12	19	17
Single-family residential
Impaired loans
Unpaid contractual principal balance	5,152	5,059	5,226
Recorded investment with no allowance	403	422	1,135
Recorded investment with allowance	4,243	4,188	3,686
Recorded investment in impaired loans	4,646	4,610	4,821
Related allowance	36	32	41
Average outstanding impaired loans	4,678	6,271	5,113
Year-to-date interest income recognized	269	261	265
Single-family residential - Banco de la Gente Non-traditional
Impaired loans
Unpaid contractual principal balance	15,165	16,424	17,360
Recorded investment with no allowance	0	0	0
Recorded investment with allowance	14,371	15,776	16,805
Recorded investment in impaired loans	14,371	15,776	16,805
Related allowance	944	1,042	1,149
Average outstanding impaired loans	14,925	14,619	16,867
Year-to-date interest income recognized	956	944	920
Commercial
Impaired loans
Unpaid contractual principal balance	1,879	1,995	2,761
Recorded investment with no allowance	0	0	807
Recorded investment with allowance	1,871	1,925	1,661
Recorded investment in impaired loans	1,871	1,925	2,468
Related allowance	7	17	1
Average outstanding impaired loans	1,822	2,171	3,411
Year-to-date interest income recognized	91	111	148
Multifamily and Farmland
Impaired loans
Unpaid contractual principal balance	0		78
Recorded investment with no allowance	0		0
Recorded investment with allowance	0		12
Recorded investment in impaired loans	0		12
Related allowance	0		0
Average outstanding impaired loans	0		28
Year-to-date interest income recognized	0		0
Total real estate loans
Impaired loans
Unpaid contractual principal balance	22,379	23,759	25,707
Recorded investment with no allowance	403	422	1,942
Recorded investment with allowance	20,668	22,168	22,441
Recorded investment in impaired loans	21,071	22,590	24,383
Related allowance	994	1,096	1,197
Average outstanding impaired loans	21,656	23,388	25,672
Year-to-date interest income recognized	1,328	1,335	1,350
Commercial loans (not secured by real estate)
Impaired loans
Unpaid contractual principal balance	180	251	264
Recorded investment with no allowance	92	89	100
Recorded investment with allowance	84	1	4
Recorded investment in impaired loans	176	90	104
Related allowance	0	0	0
Average outstanding impaired loans	134	96	149
Year-to-date interest income recognized	9	0	3
Consumer loans (not secured by real estate)
Impaired loans
Unpaid contractual principal balance	100	116	158
Recorded investment with no allowance	0	0	0
Recorded investment with allowance	96	113	154
Recorded investment in impaired loans	96	113	154
Related allowance	2	2	2
Average outstanding impaired loans	105	137	194
Year-to-date interest income recognized	$ 7	$ 7	$ 9